THE PILLAR FUNDS

                         SUPPLEMENT DATED JUNE 22, 2000
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 30, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Under  the  heading  entitled  "Portfolio   Managers,"  beginning  on  page  36,
paragraphs 8 and 9 have been deleted and replaced with the following:

          Glen C. Corbitt serves as a Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999 and the Mid Cap Fund since November, 1999. Effective June 15, 2000, he became the manager of both Funds. Prior to joining the Advisor in 1995, Mr. Corbitt served as an accountant for Rockefeller Financial Services.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




PIL-A-022-04

                                THE PILLAR FUNDS

                         SUPPLEMENT DATED JUNE 22, 2000
          TO THE CLASS A AND B SHARES PROSPECTUS DATED APRIL 30, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Under  the  heading  entitled  "Portfolio   Managers,"  beginning  on  page  45,
paragraphs 8 and 9 have been deleted and replaced with the following:

         Glen C. Corbitt serves as a Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999 and, effective June 15, 2000, became the manager of the Fund. Prior to joining the Advisor in 1995, Mr. Corbitt served as an accountant for Rockefeller Financial Services.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




PIL-A-025-04